Stockholders' Equity - Equity Compensation Plan - Narrative (Details) - shares		1 Months Ended	12 Months Ended
	Aug. 02, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2009	Dec. 31, 2020	Oct. 31, 2018	Jun. 30, 2017	Dec. 31, 2015	Jun. 30, 2014	Apr. 30, 2011	Mar. 31, 2011
Stockholders' Equity
Granted			4,307,599	1,674,153
Outstanding stock options			7,036,874	2,954,315				1,480,139
Dividend yield
Stockholders' Equity
Annual interest on outstanding balance			0.00%
Subsidiaries Stock Incentive Plan
Stockholders' Equity
Outstanding stock options			31,578	44,343
Subsidiaries Stock Incentive Plan | CEO | Skunkworx Bio, Inc.
Stockholders' Equity
Granted	10,526
Subsidiaries Stock Incentive Plan | CEO | Scorpion Biological Services, Inc.
Stockholders' Equity
Granted	10,638
Subsidiaries Stock Incentive Plan | CEO | Abacus Biotech, Inc.
Stockholders' Equity
Granted	10,526
Subsidiaries Stock Incentive Plan | CEO | Blackhawk Bio Inc.
Stockholders' Equity
Granted	10,526
Subsidiaries Stock Incentive Plan | CFO
Stockholders' Equity
Granted	2,127
2009 Stock Incentive Plan
Stockholders' Equity
Number of shares authorized							21,739						65,217	21,739
Expiration term							10 years
Outstanding stock options			1,135	2,622
Common shares available for issuance													86,957
2014 Stock Option Plan
Stockholders' Equity
Number of shares authorized												50,000
Stock Incentive Plan, shares authorized increased											60,000
Outstanding stock options			17,385					21,368
2009 and 2014 Plans
Stockholders' Equity
Granted						300,000
2017 Stock Option Plan
Stockholders' Equity
Number of shares authorized										500,000
Outstanding stock options			31,018	38,227
2018 Stock Option Plan
Stockholders' Equity
Number of shares authorized									571,428
Increase in the number of shares available for grant					571,428
Outstanding stock options			6,955,758	2,847,755
2021 Stock Option Plan
Stockholders' Equity
Common shares available for issuance			547,763
2021 Employee Stock Option Plan
Stockholders' Equity
Number of shares authorized		500,000
Common shares available for issuance			488,336
Share based payment award discount from market price on purchase date		15.00%
Share based payment award discount from market price on offering date		85.00%